Group balance sheet - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current assets [abstract]
Property, plant and equipment	$ 100,293	$ 104,719
Goodwill	12,390	12,472
Intangible assets other than goodwill	10,301	9,991
Investments in joint ventures accounted for using equity method	12,346	12,435
Investments in associates accounted for using equity method	7,852	7,814
Other non-current financial assets	1,943	2,189
Non-Current, Fixed Assets	145,125	149,620
Non-current loans and receivables	2,162	1,942
Trade and other non-current receivables	1,971	1,767
Non-current derivative financial assets	10,262	9,980
Non-current prepayments	661	623
Deferred tax assets	5,060	4,268
Non-current net defined benefit asset	7,520	7,948
Non-current assets	172,761	176,148
Current assets [abstract]
Current loans and receivables	212	240
Current inventories	23,345	22,819
Trade and other current receivables	28,890	31,123
Current derivative financial assets	7,940	12,583
Current prepayments	2,147	2,520
Current tax assets, current	978	837
Other current financial assets	708	843
Cash and cash equivalents	34,891	33,030
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	99,111	103,995
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,512	151
Current assets	100,623	104,146
Assets	273,384	280,294
Current liabilities [abstract]
Trade and other current payables	57,660	61,155
Current derivative financial liabilities	4,339	5,250
Accruals classified as current	5,703	6,527
Current lease liabilities	2,593	2,650
Current borrowings and current portion of non-current borrowings	4,142	3,284
Current tax liabilities, current	2,894	2,732
Current provisions	4,016	4,418
Current liabilities other than liabilities included in disposal groups classified as held for sale	81,347	86,016
Liabilities included in disposal groups classified as held for sale	31	62
Current liabilities	81,378	86,078
Non-current liabilities [abstract]
Trade and other non-current payables	8,913	10,076
Non-current derivative financial liabilities	12,032	10,402
Accruals classified as non-current	1,096	1,310
Non-current lease liabilities	8,104	8,471
Non-current portion of non-current borrowings	50,844	48,670
Deferred tax liabilities	9,125	9,617
Non-current provisions	14,571	14,721
Non-current net defined benefit liability	5,122	5,456
Non-current liabilities	109,807	108,723
Liabilities	191,185	194,801
Assets (liabilities)	82,199	85,493
Equity [abstract]
Equity attributable to owners of parent	67,024	70,283
Non-controlling interests	15,175	15,210
Equity	$ 82,199	$ 85,493